Related Party Transactions (Details) - Schedule of Related Party Payables - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of Related Parties Payables [Line Items]
Related parties payables	$ 598,581
Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	392,303
Mr. Shuibo Zhang [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	$ 206,278